Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Additional Information) (Details) $ / shares in Units, $ in Thousands, $ in Thousands																				1 Months Ended					8 Months Ended	12 Months Ended
	Oct. 08, 2020 USD ($)	Sep. 28, 2020 USD ($) shares	Sep. 28, 2020 AUD ($) shares	Aug. 31, 2020 USD ($) shares	Dec. 23, 2019 USD ($) shares	Sep. 20, 2019 USD ($) shares	Sep. 20, 2019 HKD ($) shares	Mar. 12, 2019 USD ($)	Mar. 08, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Jun. 07, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($) shares	Dec. 22, 2017 USD ($) shares	Dec. 22, 2017 HKD ($) shares	May 10, 2017 USD ($) $ / shares	Apr. 28, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Feb. 29, 2016 shares	Dec. 28, 2015 USD ($) shares	Aug. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 13, 2020 USD ($)	Oct. 12, 2020 USD ($) $ / shares	Aug. 31, 2020 HKD ($)	Jun. 07, 2018 HKD ($)	Apr. 18, 2018	Dec. 26, 2017 $ / shares
Business Acquisition [Line Items]
Cash					$ 21,790,000
Goodwill																					$ 60,103,000					$ 385,000	$ 385,000	$ 5,107,000	$ 3,906,000
Revenues																										$ 3,875,000	$ 3,683,000	4,293,000
Shares issued on acquisition of subsidiaries																												$ 14,661,000
Debt Instrument, Interest Rate, Stated Percentage																					8.00%						5.00%								2.50%
Refundable deposit paid for acquisition of TROOPS InsurTech																															$ 5,000,000
Sale and Purchase Agreement
Business Acquisition [Line Items]
Maximum percentage of new shares company offered as consideration for acquisition				51.00%
Percentage Of Equity Interest Transferred				51.00%
Consideration				$ 190,000																$ 190,000					$ 190,000								$ 1,460
Promissory Note
Business Acquisition [Line Items]
Debt Instrument, Face Amount																					$ 28,470,000
Boca International Limited
Business Acquisition [Line Items]
Cash																			$ 52,000,000.00				$ 52,000,000	$ 52,000,000.00
Maximum percentage of new shares company offered as consideration for acquisition																			19.90%
Shares issued on acquisition of subsidiaries, shares | shares																		1,162,305	3,400,000				1,162,305
Fair value of shares issued | $ / shares																							$ 3.51
Cash																							$ 1,000
Loan receivables																							332,000
Goodwill																							36,504,000
Percentage Of Equity Interest Transferred											49.00%	49.00%
Business Combination, Consideration Transferred																							$ 56,080,000
Percentage of voting interests acquired																			100.00%				100.00%
Percentage of new shares issued for business acquisition																			19.90%
Boca International Limited | Sale and Purchase Agreement
Business Acquisition [Line Items]
Disposal business, number of shares sold during the period | shares				94
Boca International Limited | Proprietary technology
Business Acquisition [Line Items]
Intangible assets																							$ 26,179,000
Boca International Limited | Sales Revenue [Member] | Customer concentration
Business Acquisition [Line Items]
Revenues																									$ 812,000				$ 402,000
Concentration risk percentage																									100.00%			98.00%
Century Skyway Limited
Business Acquisition [Line Items]
Cash															$ 32,600,000	$ 32,600,000						$ 32,000,000.00
Shares issued on acquisition of subsidiaries, shares | shares						5,100	5,100
Fair value of shares issued | $ / shares															$ 1.55
Cash															$ 1,000
Accrued liabilities															68,000
Goodwill															20,230,000
Percentage Of Equity Interest Transferred											49.00%	49.00%
Business Combination, Consideration Transferred						$ 12,750,000	$ 99,450								34,925,000		$ 35,000,000.00
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares																1,500,000
Century Skyway Limited | Proprietary technology
Business Acquisition [Line Items]
Intangible assets															$ 19,682,000
Giant Credit Limited ("GCL")
Business Acquisition [Line Items]
Cash													$ 2,350,000	$ 19,600
Shares issued on acquisition of subsidiaries, shares | shares													2,220,283	2,220,283
Fair value of shares issued | $ / shares																																				$ 1.06
Cash													$ 943,000
Loan receivables													670,000
Interest receivables													6,000
Property, plant and equipment													508,000
Goodwill													248,000
Business Combination, Consideration Transferred													$ 2,354,000	$ 19,600
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares													2,220,283	2,220,283
Paris Sky Limited
Business Acquisition [Line Items]
Shares issued on acquisition of subsidiaries, shares | shares											3,889,050	3,889,050
Fair value of shares issued | $ / shares											$ 1.23
Cash											$ 1,957,000
Property, plant and equipment											52,994,000
Other assets											50,000
Other payables											170,000
Income tax payable											4,000
Business Combination, Consideration Transferred											$ 48,128,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											3,889,050	3,889,050
Shares issued on acquisition of subsidiaries											$ 4,780,000
Debt Instrument, Face Amount											$ 3,470,000																							$ 27,100
Debt Instrument, Interest Rate, Stated Percentage											8.00%																							8.00%
Percentage of voting interests acquired											100.00%																							100.00%
Percentage of leasehold property in the fair value of gross assets acquired											95.00%	95.00%
Secured by pledged banking facility payable											$ (27,610,000)	$ 215,320
Leung Iris Chi Yu
Business Acquisition [Line Items]
Business Combination, Consideration Transferred											$ 3,890,000	$ 30,330
Vision Lane Limited
Business Acquisition [Line Items]
Cash										$ 7,460,000																				$ 6,410,000
Shares issued on acquisition of subsidiaries, shares | shares									4,519,347	4,519,347
Fair value of shares issued | $ / shares									$ 1.16	$ 1.10
Cash																														$ 6,410,000
Business Combination, Consideration Transferred									$ 12,740,000	$ 12,420,000
Shares issued on acquisition of subsidiaries										$ 5,240,000
Vision Lane Limited And First Asia Finance Limited
Business Acquisition [Line Items]
Cash								$ 7,457,000
Cash								1,122,000
Loan receivables								7,495,000
Interest receivables								151,000
Property, plant and equipment								1,095,000
Other receivables								20,000
Account payables								30,000
Other payables								607,000
Income tax payable								81,000
Goodwill								3,658,000
Business Combination, Consideration Transferred								$ 12,699,000
GFS
Business Acquisition [Line Items]
Cash																					21,795,000
Cash																					981,000
Loan receivables																					707,000
Property, plant and equipment																					7,000
Accrued liabilities																					29,000
Other payables-related party																					662,000
Income tax payable													$ 14,000								387,000
Intangible assets																					4,336,000
Goodwill																					60,103,000
Business Combination, Consideration Transferred																					64,341,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		559,581	559,581		15,992,000
Consideration					$ 64,340,000
Percentage of new shares issued for business acquisition					19.90%
GFS | Trademarks
Business Acquisition [Line Items]
Intangible assets																					1,550,000
GFS | Backlog contracts
Business Acquisition [Line Items]
Intangible assets																					$ 2,786,000
Apiguru
Business Acquisition [Line Items]
Shares issued on acquisition of subsidiaries, shares | shares		559,581	559,581
Fair value of shares issued | $ / shares																																$ 1.05
Cash	$ 28,000
Account payables	1,000
Other payables	7,000
Intangible assets	39,000
Goodwill	539,000
Business Combination, Consideration Transferred	$ 588,000	$ 500,000	$ 695,000
Consideration																																$ 590,000
Boca International Limited
Business Acquisition [Line Items]
Equity method investment, ownership percentage											51.00%																							51.00%
Century Skyway Limited
Business Acquisition [Line Items]
Equity method investment, ownership percentage						51.00%	51.00%				51.00%																							51.00%
Boca International Limited
Business Acquisition [Line Items]
Consideration				$ 187,000							$ 23,700,000									$ 187,000					$ 187,000								$ 1,460	$ 184,840
Disposal business, number of shares sold during the period | shares																				94
Boca International Limited | Paris Sky Limited
Business Acquisition [Line Items]
Percentage Of Equity Interest Transferred											49.00%	49.00%
Business Combination, Consideration Transferred											$ 23,700,000	$ 184,840
Century Skyway Limited
Business Acquisition [Line Items]
Consideration																																		$ 126,130
Century Skyway Limited | Paris Sky Limited
Business Acquisition [Line Items]
Percentage Of Equity Interest Transferred											49.00%	49.00%
Business Combination, Consideration Transferred											$ 16,170,000	$ 126,130